Income Taxes (Total Income Tax Expense Recognized) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Provision for income taxes		¥ 87,500	¥ 187,264	¥ 90,747
Income tax expense (benefit) allocated to other comprehensive income (loss):
Net change of unrealized gains (losses) on investment in securities		(41,961)	(21,897)	(6,212)
Net change of debt valuation adjustments		20	(131)	(349)
Net change of defined benefit pension plans		1,630	4,889	2,615
Net change of foreign currency translation adjustments		(17,325)	(17,347)	(13,958)
Net change of unrealized gains (losses) on derivative instruments		3,514	4,734	1,883
Adjustments to retained earnings for changes in accounting principles	[1]	0	(215)	(17,113)
Other direct adjustments to shareholders' equity		36	214	1,521
Total income tax expense		¥ 33,414	¥ 157,511	¥ 59,134

[1]	The amount for fiscal 2021 reflects the tax effect of the adoption of Accounting Standards Update 2016-13 (“Measurement of Credit Losses on Financial Instruments”—ASC 326 (“Financial Instruments—Credit Losses”)). The amount for fiscal 2022 reflects the tax effect of the adoption of Accounting Standards Update 2019-12 (“Simplifying the Accounting for Income Taxes”—ASC 740 (“Income Taxes”)). For further information about Income Taxes, see Note 1 “Significant Accounting and Reporting Policies (aa) New accounting pronouncements.”